October 3, 2005

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC  20549

Re:	Reserve New York Tax-Exempt Trust (the “Trust”)
File Nos. 811-3814

Ladies and Gentlemen:

On behalf of the Reserve New York Tax-Exempt Trust (the “Trust”), this letter shall serve as certification under paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of that Rule would not have differed from the prospectus and statement of additional information, as supplemented, contained or incorporated by reference in post-effective amendment No. 35 to the registration statement of the Trust on Form N-1A as filed electronically on September 28, 2005.

If you have any questions, please contact the undersigned at (212) 401-5562.

Very truly yours,

/s/ Amy W. Bizar
Amy W. Bizar
General Counsel